Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred cost of sales	$ 4,234	$ 3,754	$ 3,505
Value added tax (“VAT”) receivable	593	635	361
Advance payments	715	414	726
Other current assets	652	313	263
Total other current assets	$ 6,194	$ 5,116	$ 4,855